UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
September 30, 2011

Shares	Description (1)	Value
	Common Stocks – 97.5%
	Aerospace & Defense – 2.6%
22,742	Boeing Company	$ 1,376,118
6,100	Goodrich Corporation	736,148
26,927	Honeywell International Inc.	1,182,365
14,434	Raytheon Company	589,918
22,344	United Technologies Corporation	1,572,124
	Total Aerospace & Defense	5,456,673
	Air Freight & Logistics – 0.9%
30,261	United Parcel Service, Inc., Class B	1,910,982
	Airlines – 0.1%
13,335	Lan Airlines S.A., Sponsored ADR	275,368
	Auto Components – 0.1%
9,310	Cooper Tire & Rubber	101,386
5,700	Dana Holding Corporation, (2)	59,850
	Total Auto Components	161,236
	Automobiles – 0.4%
92,502	Ford Motor Company, (2)	894,494
	Beverages – 2.5%
46,685	Coca–Cola Company	3,154,039
33,632	PepsiCo, Inc.	2,081,821
	Total Beverages	5,235,860
	Biotechnology – 0.8%
11,997	Celgene Corporation, (2)	742,854
1,860	Cephalon, Inc., (2)	150,102
20,945	Gilead Sciences, Inc., (2)	812,666
10,546	PDL Biopahrma Inc.	58,530
	Total Biotechnology	1,764,152
	Capital Markets – 1.4%
53,257	Charles Schwab Corporation	600,206
24,627	Federated Investors Inc.	431,711
11,495	Goldman Sachs Group, Inc.	1,086,852
38,506	Morgan Stanley	519,831
14,786	Waddell & Reed Financial, Inc., Class A	369,798
	Total Capital Markets	3,008,398
	Chemicals – 2.0%
29,838	Dow Chemical Company	670,161
25,969	E.I. Du Pont de Nemours and Company	1,037,981
7,200	Eastman Chemical Company	493,416
11,108	Monsanto Company	666,924
27,935	Olin Corporation	503,109
8,609	PPG Industries, Inc.	608,312
16,530	RPM International, Inc.	309,111
	Total Chemicals	4,289,014
	Commercial Banks – 2.4%
12,408	Comerica Incorporated	285,012
11,483	Fifth Third Bancorp.	115,978
11,582	First Horizon National Corporation	69,029
8,574	FirstMerit Corporation	97,401
49,105	Huntington BancShares Inc.	235,704
33,673	Regions Financial Corporation	112,131
59,561	U.S. Bancorp	1,402,066
112,687	Wells Fargo & Company	2,718,010
	Total Commercial Banks	5,035,331
	Commercial Services & Supplies – 0.2%
5,330	Avery Dennison Corporation	133,676
14,872	Deluxe Corporation	276,619
8,400	Kimball International Inc., Class B	40,824
11,117	Standard Register Company	28,126
	Total Commercial Services & Supplies	479,245
	Communications Equipment – 2.3%
125,480	Cisco Systems, Inc.	1,943,685
13,015	Motorola Mobility Holdings Inc., (2)	491,707
14,874	Motorola Solutions Inc.	623,221
37,088	QUALCOMM, Inc.	1,803,589
1,784	Research In Motion Limited, (2)	36,215
	Total Communications Equipment	4,898,417
	Computers & Peripherals – 4.2%
18,716	Apple, Inc., (2)	7,134,165
30,455	Dell Inc., (2)	430,938
58,861	EMC Corporation, (2)	1,235,492
	Total Computers & Peripherals	8,800,595
	Consumer Finance – 0.5%
23,649	American Express Company	1,061,840
	Containers & Packaging – 0.2%
19,132	Packaging Corp. of America	445,776
	Distributors – 0.5%
21,089	Genuine Parts Company	1,071,321
	Diversified Consumer Services – 0.1%
5,562	Apollo Group, Inc., (2)	220,311
	Diversified Financial Services – 3.1%
206,045	Bank of America Corporation	1,260,995
41,817	Citigroup Inc.	1,071,352
2,592	CME Group, Inc.	638,669
4,327	Intercontinental Exchange, Inc., (2)	511,711
89,275	JP Morgan Chase & Co.	2,688,963
17,015	New York Stock Exchange Euronext	395,429
	Total Diversified Financial Services	6,567,119
	Diversified Telecommunication Services – 4.1%
4,000	Alaska Communications Systems Group Inc.	26,240
158,502	AT&T Inc.	4,520,477
111,815	Frontier Communications Corporation	683,190
89,819	Verizon Communications Inc.	3,305,339
	Total Diversified Telecommunication Services	8,535,246
	Electric Utilities – 1.8%
73,406	Duke Energy Corporation	1,467,386
61,212	Great Plains Energy Incorporated	1,181,392
23,442	Progress Energy, Inc.	1,212,420
	Total Electric Utilities	3,861,198
	Electrical Equipment – 0.8%
5,127	Cooper Industries Inc.	236,457
26,811	Emerson Electric Company	1,107,562
6,854	Rockwell Automation, Inc.	383,824
	Total Electrical Equipment	1,727,843
	Electronic Equipment & Instruments – 0.3%
48,583	Corning Incorporated	600,486
	Energy Equipment & Services – 2.1%
12,531	Baker Hughes Incorporated	578,431
2,246	Carbo Ceramics Inc.	230,282
32,012	Halliburton Company	977,006
9,961	National-Oilwell Varco Inc.	510,202
2,835	Noble Corporation	83,207
34,398	Schlumberger Limited	2,054,593
1,869	Tidewater Inc.	78,591
	Total Energy Equipment & Services	4,512,312
	Food & Staples Retailing – 1.9%
29,038	CVS Caremark Corporation	975,096
23,426	SUPERVALU INC.	156,017
48,455	Wal-Mart Stores, Inc.	2,514,815
6,512	Whole Foods Market, Inc.	425,299
	Total Food & Staples Retailing	4,071,227
	Food Products – 1.3%
13,960	Archer-Daniels-Midland Company	346,348
33,806	ConAgra Foods, Inc.	818,781
47,796	Kraft Foods Inc.	1,604,990
	Total Food Products	2,770,119
	Gas Utilities – 0.7%
16,735	Nicor Inc.	920,592
7,318	ONEOK, Inc.	483,281
	Total Gas Utilities	1,403,873
	Health Care Equipment & Supplies – 0.6%
28,854	Boston Scientific Corporation, (2)	170,527
3,976	Hologic Inc., (2)	60,475
31,998	Medtronic, Inc.	1,063,614
	Total Health Care Equipment & Supplies	1,294,616
	Health Care Providers & Services – 2.1%
13,746	Aetna Inc.	499,667
1,637	Brookdale Senior Living Inc., (2)	20,528
15,874	Express Scripts, Inc., (2)	588,449
5,614	Humana Inc.	408,306
3,420	Lincare Holdings	76,950
14,052	Medco Health Solutions, Inc., (2)	658,898
24,649	Tenet Healthcare Corporation, (2)	101,800
28,715	UnitedHealth Group Incorporated	1,324,336
11,994	Wellpoint Inc.	782,968
	Total Health Care Providers & Services	4,461,902
	Hotels, Restaurants & Leisure – 1.6%
9,393	International Game Technology	136,480
28,384	McDonald’s Corporation	2,492,683
11,488	MGM Mirage Inc., (2)	106,724
4,557	Tim Hortons Inc.	210,898
43,350	Wendy’s Company	198,977
5,549	Wyndham Worldwide Corporation	158,202
	Total Hotels, Restaurants & Leisure	3,303,964
	Household Durables – 0.2%
9,110	KB Home	53,385
7,125	Lennar Corporation, Class A	96,473
16,964	Newell Rubbermaid Inc.	201,363
2,527	Whirlpool Corporation	126,123
	Total Household Durables	477,344
	Household Products – 2.2%
5,926	Colgate-Palmolive Company	525,518
10,769	Kimberly-Clark Corporation	764,707
52,867	Procter & Gamble Company	3,340,137
	Total Household Products	4,630,362
	Industrial Conglomerates – 2.2%
16,204	3M Co.	1,163,285
230,736	General Electric Company	3,516,417
	Total Industrial Conglomerates	4,679,702
	Insurance – 2.4%
22,025	Arthur J. Gallagher & Co.	579,258
8,480	Berkshire Hathaway Inc., Class B, (2)	602,419
16,883	Fidelity National Title Group Inc., Class A	256,284
19,830	Genworth Financial Inc., Class A, (2)	113,824
12,560	Kemper Corporation	300,938
29,671	Lincoln National Corporation	463,758
27,861	Marsh & McLennan Companies, Inc.	739,431
16,648	Mercury General Corporation	638,451
14,413	Prudential Financial, Inc.	675,393
14,123	Travelers Companies, Inc.	688,214
	Total Insurance	5,057,970
	Internet & Catalog Retail – 0.9%
8,655	Amazon.com, Inc., (2)	1,871,471
	Internet Software & Services – 2.1%
3,480	Akamai Technologies, Inc., (2)	69,182
27,399	eBay Inc., (2)	807,997
5,599	Google Inc., Class A, (2)	2,880,014
22,961	United Online, Inc.	120,086
6,548	VeriSign, Inc.	187,338
27,685	Yahoo! Inc., (2)	364,335
	Total Internet Software & Services	4,428,952
	IT Services – 3.7%
35,988	Automatic Data Processing, Inc.	1,696,834
9,387	Cognizant Technology Solutions Corporation, Class A, (2)	588,565
11,474	Fidelity National Information Services	279,048
28,182	International Business Machines Corporation (IBM)	4,932,695
2,687	Lender Processing Services Inc.	36,785
4,147	Visa Inc.	355,481
	Total IT Services	7,889,408
	Leisure Equipment & Products – 0.8%
21,491	Eastman Kodak Company, (2)	16,765
28,977	Mattel, Inc.	750,215
15,722	Polaris Industries Inc.	785,628
	Total Leisure Equipment & Products	1,552,608
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)	62,267
4,213	Life Technologies Corporation, (2)	161,906
	Total Life Sciences Tools & Services	224,173
	Machinery – 2.5%
3,706	Briggs & Stratton Corporation	50,068
15,883	Caterpillar Inc.	1,172,801
7,899	Cummins Inc.	645,032
12,856	Deere & Company	830,112
16,689	Illinois Tool Works, Inc.	694,262
5,351	Pentair, Inc.	171,286
11,866	Snap-on Incorporated	526,850
20,591	Stanley Black & Decker Inc.	1,011,018
	Total Machinery	5,101,429
	Media – 1.8%
8,069	CBS Corporation, Class B	164,446
96,336	Comcast Corporation, Class A	2,013,422
7,731	DIRECTV Group, Inc., (2)	326,635
7,926	Gannett Company Inc.	75,535
5,070	Lamar Advertising Company, (2)	86,342
28,121	New York Times, Class A, (2)	163,383
51,141	Regal Entertainment Group, Class A	600,395
45,144	Sirius XM Radio Inc., (2)	68,167
24,892	World Wrestling Entertainment Inc.	221,788
	Total Media	3,720,113

	Metals & Mining – 0.6%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR	37,874
26,472	Freeport-McMoRan Copper & Gold, Inc.	806,072
11,444	Southern Copper Corporation	285,986
6,989	United States Steel Corporation	153,828
	Total Metals & Mining	1,283,760
	Multiline Retail – 0.7%
10,381	Nordstrom, Inc.	474,204
20,830	Target Corporation	1,021,503
	Total Multiline Retail	1,495,707
	Multi-Utilities – 2.8%
41,360	Ameren Corporation	1,231,287
56,900	CenterPoint Energy, Inc.	1,116,378
11,644	Consolidated Edison, Inc.	663,941
27,088	Dominion Resources, Inc.	1,375,258
29,895	Integrys Energy Group, Inc.	1,453,495
	Total Multi-Utilities	5,840,359
	Oil, Gas & Consumable Fuels – 10.0%
20,360	Chesapeake Energy Corporation	520,198
46,645	Chevron Corporation	4,315,595
44,500	ConocoPhillips	2,817,740
11,317	CONSOL Energy Inc.	383,986
6,936	EOG Resources, Inc.	492,525
110,180	Exxon Mobil Corporation	8,002,370
7,395	Hess Corporation	387,942
20,568	Marathon Oil Corporation	443,857
10,284	Marathon Petroleum Corporation	278,285
22,300	Occidental Petroleum Corporation	1,594,450
13,666	Peabody Energy Corporation	463,004
24,031	Ship Financial International Limited	312,403
7,634	Southwestern Energy Company, (2)	254,441
23,750	StatoilHydro ASA, Sponsored ADR	511,813
18,401	Valero Energy Corporation	327,170
	Total Oil, Gas & Consumable Fuels	21,105,779
	Personal Products – 0.2%
21,857	Avon Products, Inc.	428,397
	Pharmaceuticals – 7.8%
48,352	Abbott Laboratories	2,472,721
818	AstraZeneca PLC, Sponsored ADR	36,286
73,334	Bristol-Myers Squibb Company	2,301,221
34,215	Eli Lilly and Company	1,264,929
59,691	Johnson & Johnson	3,802,914
86,133	Merck & Company Inc.	2,817,410
199,357	Pfizer Inc.	3,524,632
5,634	Sanofi-Aventis, Sponsored ADR	184,795
	Total Pharmaceuticals	16,404,908
	Real Estate Investment Trust – 2.1%
28,349	Annaly Capital Management Inc.	471,444
35,857	Brandywine Realty Trust	287,215
14,334	CubeSmart	122,269
16,606	Hospitality Properties Trust	352,545
54,457	Lexington Corporate Properties Trust	356,149
49,474	Senior Housing Properties Trust	1,065,670
29,878	Ventas Inc.	1,475,973
19,112	Weyerhaeuser Company	297,192
	Total Real Estate Investment Trust	4,428,457
	Road & Rail – 0.2%
5,161	Union Pacific Corporation	421,499
	Semiconductors & Equipment – 2.6%
21,688	Analog Devices, Inc.	677,750
35,188	Applied Materials, Inc.	364,196
759	First Solar Inc., (2)	47,976
128,901	Intel Corporation	2,749,458
19,731	Microchip Technology Incorporated	613,831
19,215	NVIDIA Corporation, (2)	240,188
29,694	Texas Instruments Incorporated	791,345
	Total Semiconductors & Equipment	5,484,744
	Software – 3.9%
16,744	Adobe Systems Incorporated, (2)	404,702
8,286	Autodesk, Inc., (2)	230,185
186,325	Microsoft Corporation	4,637,629
82,298	Oracle Corporation	2,365,245
5,607	Salesforce.com, Inc., (2)	640,768
	Total Software	8,278,529
	Specialty Retail – 2.8%
6,646	Abercrombie & Fitch Co., Class A	409,128
22,224	American Eagle Outfitters, Inc.	260,465
9,556	Best Buy Co., Inc.	222,655
17,720	Gap, Inc.	287,773
48,631	Home Depot, Inc.	1,598,501
26,215	Limited Brands, Inc.	1,009,540
46,378	Lowe’s Companies, Inc.	896,951
7,793	Tiffany & Co.	473,970
14,738	TJX Companies, Inc.	817,517
	Total Specialty Retail	5,976,500

	Textiles, Apparel & Luxury Goods – 0.6%
10,506	VF Corporation					1,276,689
	Thrifts & Mortgage Finance – 0.3%
57,748	New York Community Bancorp Inc.					687,201
	Tobacco – 2.1%
63,669	Altria Group, Inc.					1,706,966
31,284	Philip Morris International					1,951,496
21,266	Reynolds American Inc.					797,050
	Total Tobacco					4,455,512
	Trading Companies & Distributors – 0.2%
3,200	W.W. Grainger, Inc.					478,528
	Wireless Telecommunication Services – 0.1%
54,217	Sprint Nextel Corporation, (2)					164,820
3,446	Vodafone Group PLC, Sponsored ADR					88,390
	Total Wireless Telecommunication Services					253,210
	Total Common Stocks (cost $206,979,900)					206,052,229

Principal
Amount (000)	Description (1)		Coupon	Maturity		Value
	Short-Term Investments – 6.6%
$ 13,940	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $13,940,115, collateralized by $13,825,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $14,222,469		0.010%	10/03/11		$ 13,940,103
	Total Short-Term Investments (cost $13,940,103)					13,940,103
	Total Investments (cost $220,920,003) – 104.1%					219,992,332
	Other Assets Less Liabilities – (4.1)% (3)					(8,670,943)
	Net Assets – 100%					$ 211,321,389

Investments in Derivatives at September 30, 2011: Call Options Written outstanding:

Number of			Notional	Expiration	Strike
Contracts	Type		Amount (4)	Date	Price	Value
	Call Options Written – (2.1)% (5)
(177)	S&P 500 INDEX		$ (20,355,000)	10/22/11	$1,150	$ (567,285)
(188)	S&P 500 INDEX		(22,090,000)	10/22/11	1,175	(393,860)
(172)	S&P 500 INDEX		(20,640,000)	10/22/11	1,200	(215,000)
(179)	S&P 500 INDEX		(21,927,500)	10/22/11	1,225	(121,720)
(174)	S&P 500 INDEX		(19,575,000)	11/19/11	1,125	(1,107,510)
(173)	S&P 500 INDEX		(19,895,000)	11/19/11	1,150	(857,215)
(178)	S&P 500 INDEX		(20,915,000)	11/19/11	1,175	(663,050)
(187)	S&P 500 INDEX		(22,440,000)	11/19/11	1,200	(503,965)
(1,428)	Total Call Options Written (premiums received $7,658,791)		$(167,837,500)			$ (4,429,605)
	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

			Level 1	Level 2	Level 3	Total
	Investments:
	Common Stocks		$206,052,229	$ –	$ –	$206,052,229
	Short-Term Investments		–	13,940,103	–	13,940,103
	Derivatives:
	Call Options Written		(4,429,605)	–	–	(4,429,605)
	Total		$201,622,624	$13,940,103	$ –	$215,562,727

	During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

	Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable.  Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

			Location on the Statement of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location	Value
	Equity Price	Options	—	$ —	Call options written, at value	$ 4,429,605

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $220,941,334.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

	Gross unrealized:
	Appreciation					$ 37,363,755
	Depreciation					(38,312,757)
	Net unrealized appreciation (depreciation) of investments					$ (949,002)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)	All percentages in the Portfolio of Investments are based on net assets.
	(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
	(3)	Other Assets Less Liabilities includes the Value of derivative instruments as noted in Investments in Derivatives at September 30, 2011.
	(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
	(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.
	ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011